Dividend (Details Narrative)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Dividend
Dividend declared		$ 936,158	$ 7,327,215